Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
Schedule of revenue
	For the six-month Ended June 30,
	2017	2018
	Thousands USD	Thousands USD
Printers rental	260	127
Consumables	-	13
Sales of printers	-	1,583
Total revenue	260	1,723

Schedule of revenues per geographical locations
	For the six-month Ended June 30,
	2017	2018
	Thousands USD	Thousands USD
USA	226	775
Asia Pacific	-	526
Europe and Israel	34	422
Total revenue	260	1,723